Note 12 - Deferred Government Grant (Details Textual) - CAD ($) $ in Thousands			1 Months Ended	12 Months Ended
	May 30, 2025	Apr. 28, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Income from government grants				$ 168	$ 0
QUEBEC
Statement Line Items [Line Items]
Percent of project funded from government grant		50.00%
Maximum government grant		$ 268
Income from government grants	$ 83
Unspent income from government grants				22
Income from government grants to be spent under qualifying expenses				44
NUNAVUT
Statement Line Items [Line Items]
Income from government grants	$ 250		$ 125
Eligible expenses under government grant income				$ 125